STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Assumptions Of The Date Of Grant [Line Items]
Dividend yield	3.15%	3.17%	3.20%
Risk-free interest rate	2.04%	2.00%	1.15%
Expected volatility	22.59%	23.00%	23.62%
Weighted average expected life	8 years	8 years	8 years
Weighted average per share fair value of options	$ 4.11	$ 3.63	$ 3.01